RETIREMENT-RELATED BENEFITS - Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Qualified PPP
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 51,716
Fair value of plan assets, balance at end of period	51,405	$ 51,716
Non-US Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	35,748	39,543
Foreign exchange impact	(2,175)	(3,004)
Fair value of plan assets, balance at end of period	36,020	35,748
Level 3 | Qualified PPP
Change in plan assets
Fair value of plan assets, balance at beginning of period	12	24
Return on assets held at end of year	(2)	0
Return on assets sold during the year	1	1
Purchases, sales and settlements, net	99	(7)
Transfers, net	(3)	(6)
Fair value of plan assets, balance at end of period	106	12
Level 3 | Qualified PPP | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	2	4
Return on assets held at end of year	(3)	0
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	103	(5)
Transfers, net	(2)	2
Fair value of plan assets, balance at end of period	101	2
Level 3 | Qualified PPP | Mortgage and asset-backed securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	10	20
Return on assets held at end of year	0	0
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	(5)	(2)
Transfers, net	(2)	(8)
Fair value of plan assets, balance at end of period	5	10
Level 3 | Non-US Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	431	444
Return on assets held at end of year	(21)	26
Return on assets sold during the year	35	42
Purchases, sales and settlements, net	(72)	(58)
Transfers, net	0
Foreign exchange impact	(63)	(23)
Fair value of plan assets, balance at end of period	310	431
Level 3 | Non-US Pension Plans | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	16	32
Return on assets held at end of year	1	(2)
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	0	(10)
Transfers, net	0
Foreign exchange impact	0	(3)
Fair value of plan assets, balance at end of period	16	16
Level 3 | Non-US Pension Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	1
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(3)	3
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	1	4
Level 3 | Non-US Pension Plans | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	411	411
Return on assets held at end of year	(22)	28
Return on assets sold during the year	35	42
Purchases, sales and settlements, net	(68)	(51)
Foreign exchange impact	(62)	(20)
Fair value of plan assets, balance at end of period	$ 294	$ 411